Commitments (Tables)	12 Months Ended
Dec. 31, 2022
Commitments [Abstract]
Schedule of maturity analysis of lease liabilities
Maturity analysis for capitalized leases in 2022	Contractual minimum lease obligations	Effect of discounting	Lease liabilities
		(in €)
Within one year	380,518	11,142	369,376
After one year but not more than five years	999,482	12,175	987,307
More than five years	—	—	—
Total	1,380,000	23,317	1,356,683

Maturity analysis for all lease obligations in 2022	Total	Low value leases	Short-term leases	Capitalized leases
		(in €)
Within one year	386,779	6,261	—	380,518
After one year but not more than five years	1,004,444	4,962	—	999,482
More than five years	—	—	—	—
Total	1,391,223	11,223	—	1,380,000

Maturity analysis for all lease obligations in 2021	Total	Low value leases	Short-term leases	Capitalized leases
		(in €)
Within one year	389,520	6,261	—	383,259
After one year but not more than five years	1,005,938	11,223	—	994,716
More than five years	101,280	—	—	101,280
Total	1,496,738	17,484	—	1,479,254